Summary of Significant Accounting Policies - Schedule of Consolidated Balance Sheet (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Schedule of Consolidated Balance Sheet [Line Items]
Prepaid expenses and other assets, current	$ 576	$ 887
Total current assets	7,513	8,896
Prepaid expenses and other assets	423	488
Accrued expenses	$ 4,696	3,713
As Previously Reported [Member]
Schedule of Consolidated Balance Sheet [Line Items]
Prepaid expenses and other assets, current		1,375
Total current assets		9,384
Prepaid expenses and other assets
Accrued expenses		4,416
Accrued interest (related party)
Adjustments [Member]
Schedule of Consolidated Balance Sheet [Line Items]
Prepaid expenses and other assets, current		(488)
Total current assets		(488)
Prepaid expenses and other assets		488
Accrued expenses		(703)
Accrued interest (related party)		703
As Revised [Member]
Schedule of Consolidated Balance Sheet [Line Items]
Prepaid expenses and other assets, current		887
Total current assets		8,896
Prepaid expenses and other assets		488
Accrued expenses		3,713
Accrued interest (related party)		$ 703